Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents

	December 31,

	2021	2020
Cash
Cash at bank and on hand	389	311
Cash equivalents
Money market accounts	389	1,476
Cash and cash equivalents	778	1,787